Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting:

Basis of Accounting:

The Plan’s transactions are reported on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investment contracts held by a defined contribution plan are required to be reported at fair value except for fully benefit-responsive investment contracts which are reported at contract value.

Investment Valuation and Income Recognition:

Investment Valuation and Income Recognition:

Worthington Steel Common Shares: The Plan’s investments in Worthington Steel common shares are stated at fair value as of year-end. Fair value for Worthington Steel common shares is determined by the respective quoted market prices.

At December 31, 2025 and 2024, the Plan held 473,135 and 484,009 common shares of Worthington Steel, respectively. The Plan received cash dividends from Worthington Steel common shares of $336,942 and $280,964 for the years ended December 31, 2025 and 2024, respectively.

Worthington Enterprises Common Shares: As a result of the Separation and subsequent Plan Transfer, the Plan had an investment fund consisting of Worthington Enterprises’ common shares. The Plan’s investments in Worthington Enterprises’ common shares are stated at fair value as of year-end. Fair value for Worthington Enterprises’ common shares is determined by the respective quoted market prices.

At December 31, 2025 and 2024, the Plan held 0 and 297,319 shares of Worthington Enterprises’ common shares, respectively. The Plan received cash dividends from Worthington Enterprises’ common shares of $86,513 and $214,460 for the years ended December 31, 2025 and 2024, respectively. The cash dividends for Worthington Enterprises’ common shares were reinvested in the Fidelity 500 Index Fund as the Plan does not allow for additional investment or dividend reinvestment into the non-employer common shares.

Mutual Funds: The Plan’s investments in mutual funds are stated at fair value as of year-end. Fair values for mutual funds are determined by the respective quoted market prices.

Stable Value Funds: The Plan holds investments in fully benefit-responsive investment contracts, which are reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate a permitted transaction under the terms of the Plan. The Plan holds interest in the NYL SVF, a stable value fund that is a pooled account with New York Life Insurance Company (“New York Life”), made available to participating plans through a group annuity contract. Contributions to the NYL SVF are directed to a New York Life pooled separate account that invests primarily in a diversified portfolio of high-quality, fixed income securities, which are owned by New York Life. See “Note 5 – Benefit-Responsive Contracts” for additional information.

Additionally, due to the acquisition of Tempel Steel Company, LLC (“Tempel”) by the Former Parent and the resulting corporate actions, the Tempel Steel Company Savings and Investment Plan (the “Tempel Plan”) merged into the Former Parent’s Plan in 2023 prior to the Separation. As a result of the assets transferred from the Tempel Plan to the Former Parent’s Plan and subsequently to the Plan, the Plan was invested in a fully benefit-responsive traditional guaranteed investment contract (“traditional GIC”), issued by Empower. Under an agreement with Empower, the Plan completed the distribution and reallocation of the remaining interest in the fund to the NYL SVF during 2025 and 2024. See “Note 5 – Benefit-Responsive Contracts” for additional information.

Common Collective Trusts: The Plan’s common collective trusts represent investments held in pooled funds. These funds are valued at redemption price, which is based on the fund’s net asset value (“NAV”) using the asset value per share as a practical expedient for the units held by the Plan on the last business day of the fiscal year, as determined by the issuers of the funds based on the fair value of the underlying investments.

Purchases and sales of securities are recorded on a trade-date basis using fair market value. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

Use of Estimates:

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Plan Termination:

Plan Termination:

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.

Recently Adopted Accounting Standards:	Recently Adopted Accounting Standards: There were no new accounting pronouncements adopted by the Plan in the year ended December 31, 2025.